CUSTOMER AND SUPPLIER CONCENTRATION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Customer Concentration Risk [Member] | Accounts Receivable [Member]
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk threshold percentage	10.00%	10.00%
Number of customers who accounted for more than 10% of total accounts receivable	0	0
Supplier Concentration Risk [Member] | Accounts Payable [Member]
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk threshold percentage	10.00%	10.00%
Supplier Concentration Risk [Member] | Supplier One [Member] | Trade Payable [Member]
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	23.00%	30.00%
Supplier Concentration Risk [Member] | Supplier One [Member] | Accounts Payable [Member]
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage		23.16%
Accounts payable (in Dollars)		$ 723,665
Supplier Concentration Risk [Member] | Supplier Two [Member] | Trade Payable [Member]
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	27.00%	21.00%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Accounts Payable [Member]
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage		10.79%
Accounts payable (in Dollars)		$ 337,241